Exhibit 99.1

KPMG LLP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”) Barclays Capital Inc.
Wells Fargo Securities, LLC
(together with the Company, the “Specified Parties”)

Re: Exeter Automobile Receivables Trust 2021-1 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “EART Pool Cut 11.30.2020 KPMG_211.xlsx,” provided by the Company on December 2, 2020, containing certain information related to 55,891 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on November 30, 2020 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2021-
1. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Source Documents” means the following information sources provided by the Company:
–	Sales Contract
–	Shaw Loan Operating System
–	Global Search imaging system (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.
•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, Application for Vehicle

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
        KPMG International Limited, a private English company limited by guarantee.

Transaction(s), Application for Dealer Assignment, Vehicle Application, Copy of Application for Registration, and/or Notice of Lien Application provided by the Company.
•
The term “Titling Trust Owners Schedule” means electronic mail correspondence provided by the Company on December 16, 2020, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.
•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.

A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System
Origination Date	Sales Contract, Shaw Loan Operating System
Original Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	Sales Contract, CALMS
Vehicle Model Year	Sales Contract, CALMS
Vehicle Make	Sales Contract, CALMS
Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS
Borrower State (current)	Sales Contract, Shaw Loan Operating System
FICO Score	CALMS
Custom Score	CALMS

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents, except as listed in Exhibit B.
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C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.

D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:

i)	the underwriting overview screen capture with a credit approval notation;

ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File and Provided Information, and instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
January 14, 2021
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Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	89116543	30	88757684	59	54703776
2	88737850	31	88131377	60	87906096
3	89467472	32	87980384	61	90138737
4	87358102	33	87249139	62	89710479
5	88596806	34	87439331	63	88007650
6	90798248	35	53091168	64	89481153
7	85706085	36	89402329	65	90817073
8	86526889	37	88787506	66	87928319
9	88220368	38	90048001	67	87186075
10	90640652	39	85676377	68	88386026
11	87719392	40	88889015	69	89038128
12	89318990	41	55647157	70	87790536
13	88580528	42	90266609	71	90147676
14	90528293	43	54901223	72	85748920
15	87959908	44	87266254	73	88187343
16	90180614	45	89549022	74	75745262
17	89147169	46	84406572	75	90698900
18	90526032	47	87907044	76	89247944
19	84716292	48	89616178	77	86466042
20	90436791	49	87677895	78	53680346
21	87447908	50	87420436	79	91008604
22	87218046	51	87678213	80	88589396
23	86608413	52	87459017	81	90089202
24	87697591	53	90936273	82	88018196
25	89426427	54	88598286	83	89800347
26	87056719	55	89248199	84	89827831
27	88888954	56	89100364	85	85958751
28	90476825	57	85710642	86	88766729
29	87279671	58	53613655	87	88517861
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Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	89457154	109	89226646	130	87090832
89	55057950	110	89450385	131	89426127
90	89200120	111	87177539	132	54999865
91	72523331	112	88797706	133	87719778
92	89396095	113	88492313	134	90136982
93	89697600	114	90249155	135	87798334
94	87239606	115	88699750	136	88398130
95	89887964	116	89337722	137	87346601
96	89228314	117	87468817	138	89278465
97	79206521	118	85847219	139	85479185
98	87678438	119	87400718	140	87256141
99	85726330	120	79156984	141	88120744
100	86730609	121	88597693	142	89656962
101	89976021	122	87327567	143	86157410
102	87227424	123	89646792	144	88250556
103	87077548	124	87849688	145	89936663
104	88757985	125	55032704	146	90049635
105	88226724	126	87346989	147	86987387
106	88207364	127	90360628	148	86968120
107	74396778	128	87007235	149	87637492
108	88117278	129	87980069	150	88918214
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Exhibit B

Selected Loan Number	Application Number	Attribute	Per Data File	Per Source Document
80	88589396	FICO Score	615	657
80	88589396	Custom Score	294	303

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